Leases, Commitments, and Contingencies - Summary of Future Minimum Rental Payments (Detail) $ in Thousands	Dec. 31, 2022 USD ($)
Schedule Of Future Minimum Rental Payments [Abstract]
Operating, 2023	$ 1,446
Operating, 2024	1,480
Operating, 2025	1,479
Operating, 2026	1,479
Operating, 2027	1,479
Operating, Thereafter	16,991
Total including interest, Operating	24,354
Operating, Less: imputed interest	(10,540)
Total	13,814
Financing, 2023	100
Financing, 2024	0
Financing, 2025	0
Financing, 2026	0
Financing, 2027	0
Financing, Thereafter	0
Total including interest, Financing	100
Financing, Less: imputed interest	(3)
Total	97
2023	1,546
2027	1,479
2024	1,480
2025	1,479
2026	1,479
Thereafter	16,991
Total including interest, Financing	24,454
Less: imputed interest	(10,543)
Total	$ 13,911